Additional Disclosures in the Statement Of Cash Flows	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Additional Disclosures in the Statement Of Cash Flows
40	ADDITIONAL DISCLOSURES IN THE STATEMENT OF CASH FLOWS
The statement of cash flows presents the changes in cash and cash equivalents derived from operating activities, investing activities and financing activities during the fiscal year. For the preparation of the statement of cash flows, the Bank adopted the indirect method for operating activities and the direct method for investment activities and financing activities.
The Bank considers as “Cash and cash equivalents” the item Cash and deposits in banks and those financial assets that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
For the preparation of the statement of cash flows the Bank considered the following:

•	Operating activities: the normal revenue-producing activities of the Bank as well as other activities that cannot qualify as investing or financing activities.

•	Investing activities: the acquisition, sale and disposal by other means of long-term assets and other investments not included in cash and cash equivalents.

•
Financing activities: activities that result in changes in the size and composition of the shareholders’ equity and liabilities of the Bank and that are not part of the operating or investing activities.

The table below presents the reconciliation between the item “Cash and cash equivalents” in the consolidated statement of cash flows and the relevant accounting items of the statement of financial position:

Reconciliation	12/31/2022	12/31/2021	12/31/2020
Cash and deposits in banks	250,089,093	335,692,114	382,135,611
Debt Securities at fair value through profit or loss		9,467
Other debt securities	498,952,883	267,023,884	391,688,599
Loans and other financing	885,642	1,000,749	1,237,032

Total	749,927,618	603,726,214	775,061,242

The following table shows additional information on operational cash flows interest:

Composition	12/31/2022	12/31/2021	12/31/2020
Interest paid	(235,160,098)	(240,828,233)	(110,564,565)
Interest collected	586,086,380	420,732,099	453,862,367

Total	350,926,282	179,903,866	343,297,802

The following table shows further information of changes in liabilities arising from financing activities for the year ended December 31, 2022 (lease liabilities changes are disclosed in note 22):

Composition	Financing received from the Central Bank of Argentina and other financial institutions	Issued Corporate Bonds	Subordinated Corporate Bonds
Opening balance	852,660	5,825,893	81,762,819
Cash flow items
Proceeds	1,954,296	2,949,563
Payments		(5,096,519)	(4,654,071)
Non-cash flow items
Movement in accrued interest	289,843	295,443	4,628,154
Derecognition or substantial modification of financial liabilities	4,466	(42,595)	(16,004)
Difference in quoted prices of foreign currency	965,718	1,228,130	38,797,943
Monetary effects	(1,617,641)	(2,444,359)	(48,389,004)

Ending balance	2,449,342	2,715,556	72,129,837